Condensed Consolidated Balance Sheets (FY) (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 12, 2016	Mar. 14, 2014
Accounts receivable, allowance for doubtful accounts		$ 72,376	$ 33,045
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000	350,000,000
Common stock, shares issued	302,119,428	293,780,400	155,665,138
Common stock, shares outstanding	302,119,428	293,780,400	155,665,138
Series A Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001		$ 1,000
Preferred stock, shares authorized		6,175	6,175
Preferred stock, shares issued		6,175	6,175
Preferred stock, shares outstanding		0	0
Series B Convertible Preferred Stock
Preferred stock, par value		$ 0.001	$ 0.001	$ 1,000
Preferred stock, shares authorized		293	293
Preferred stock, shares issued		293	293
Preferred stock, shares outstanding		0	0